Schedule VI - Supplementary Information Concerning Property/Casualty Insurance Operations	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Schedule VI - Supplementary Information Concerning Property/Casualty Insurance Operations
SCHEDULE VI
ENSTAR GROUP LIMITED
SUPPLEMENTARY INFORMATION CONCERNING PROPERTY/CASUALTY INSURANCE OPERATIONS
As of and for the years ended December 31, 2020, 2019 and 2018
(Expressed in thousands of U.S. Dollars)

	As of December 31,			Year ended December 31,
Affiliation with Registrant	Deferred Acquisition Costs	Reserves for Unpaid Losses and Loss Adjustment Expenses	Unearned Premiums	Net Premiums Earned	Net Investment Income	Net Losses and Loss Expenses Incurred		Net Paid Losses and Loss Expenses	Amortization of Deferred Acquisition Costs	Net Premiums Written
						Current Year	Prior Year
Consolidated Subsidiaries
2020	$44,439	$10,593,282	$274,681	$572,092	$302,817	$405,178	$10,748	$(1,485,489)	$171,020	$432,824
2019	116,513	9,868,404	533,692	802,775	307,775	580,074	34,105	(1,788,470)	240,432	543,781
2018	87,258	9,048,796	606,059	691,912	260,120	533,081	(209,359)	(1,334,786)	177,855	650,484